Lease (Tables)	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
Schedule of Operating Lease Balances	The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:
	As of December 31, 2022	As of December 31, 2023
	RMB	RMB
Right-of-use assets	2,207	183
Lease liabilities	2,035	140

Schedule of Components of Lease Expense	The following table presents operating lease cost reported in the consolidated statements of operations and comprehensive (loss) income related to the Group’s leases:
	As of December 31, 2022	As of December 31, 2023
	RMB	RMB
Operating lease cost	714	1,170
Short-term lease cost	7,821	4,691
Total	8,535	5,861

Schedule of Operating Lease Payments	The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2022 and December 31, 2023 to the present value of its operating lease payments:
	As of December 31, 2022	As of December 31, 2023
	RMB	RMB
2023	1,295	—
2024	804	114
2025	—	19
2026	—	10
Total undiscounted operating lease payments	2,099	143
Less: imputed interest	(64)	(3)
Present value of lease liabilities	2,035	140